RESERVE AND DISTRIBUTION OF PROFIT (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Reserve And Distribution Of Profit
Annual tax profits percentage	10.00%
Statutory reserve percentage	50.00%
General reserve	$ 10.2	$ 10.2